Submission	Mar. 04, 2026
Submission [Line Items]
Central Index Key	0001447380
Registrant Name	Mobivity Holdings Corp.
Form Type	SC 14C
Submission Type	PRER14C
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A